Costs of services and general and administrative costs (Tables)	6 Months Ended
Jun. 30, 2021
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Costs of Services and General Administrative Costs

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Costs of services	5,196.1	4,804.7
General and administrative costs	452.8	3,528.6
	5,648.9	8,333.3

Note
1	Figures have been restated as described in the accounting policies.
Costs of services and general and administrative costs include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Staff costs	3,473.3	3,330.0
Establishment costs	264.8	314.4
Media pass-through costs	857.0	613.7
Other costs of services and general and administrative costs 2	1,053.8	4,075.2
	5,648.9	8,333.3

Notes
1	Figures have been restated as described in the accounting policies.
2	Other costs of services and general and administrative costs include £376.3 million (period ended 30 June 2020: £301.3 million) of other pass-through costs.
Staff costs include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Wages and salaries	2,329.8	2,417.5
Cash-based incentive plans	200.2	17.2
Share-based incentive plans	43.9	30.6
Severance	14.5	18.8
Other staff costs	884.9	845.9
	3,473.3	3,330.0
Other costs of services and general and administrative costs include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Amortisation and impairment of acquired intangible assets	30.1	53.1
Goodwill impairment	—	2,812.9
Losses/(gains) on disposal of investments and subsidiaries	1.0	(16.0)
Investment and other write-downs	—	225.7
Restructuring and transformation costs	34.3	17.9
Restructuring costs in relation to COVID-19	19.7	39.3
Litigation settlement	21.7	—

Note
1	Figures have been restated as described in the accounting policies.